CONSOLIDATED STATEMENTS OF CASH FLOWS - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Cash flows from operating activities:
Net income	$ 1,026	$ 3,108	$ 3,320
Adjustments required to reconcile net income to net cash provided by (used in) operating activities:
Depreciation and amortization	1,740	1,503	1,967
Impairment of goodwill and intangible assets			2,439
Loss (gain) on sale of property and equipment	5	18	(28)
Increase in accrued interest and exchange differences on short-term and other long-term liabilities	(57)	(218)	(673)
Stock based compensation	258	243	373
Decrease (increase) in trade receivables, net	1,487	6,261	(9,936)
Decrease (increase) in unbilled accounts receivable	1,395	(1,570)	(1,928)
Decrease (increase) in other accounts receivable and prepaid expenses	221	(151)	235
Decrease (increase) in inventories	1,200	(635)	(88)
Increase in deferred income taxes	(1,722)	(51)	(943)
Decrease (increase) in long-term trade receivables	319	(387)	416
Increase (decrease) in trade payables	857	(2,934)	2,666
Increase (decrease) in other accounts payable and accrued expenses and deferred revenues	(1,010)	(483)	3,065
Increase (decrease) in customer advances	3,351	1,385	(2,740)
Accrued severance pay, net	(137)	(631)	145
Net cash provided by (used in) operating activities	8,933	5,458	(1,710)
Cash flows from investing activities:
Investment in short-term deposits	(27,868)	(592)	(27,291)
Proceeds from sale of short-term bank deposits		5,777	25,371
Release of long-term bank deposits and restricted deposit	13	1,985	2,822
Investment in restricted deposit	(1,031)
Proceeds from sale of property and equipment	93	104	81
Purchase of property and equipment	(797)	(876)	(737)
Investment in know-how and patents	(31)	(1)	(14)
Payments for acquisition of Aimetis, net of cash acquired (1)	(12,113)
Payments for acquisition of a fiber company, net of cash acquired (2)			(3,875)
Net cash provided by (used in) investing activities	(41,734)	6,397	(3,643)
Cash flows from financing activities:
Proceeds from issuance of shares, net of issuance costs of $ 201	23,617
Short-term bank credit, net		(2,573)	(2,795)
Principal payment of long-term bank loans		(1,899)	(502)
Proceeds from issuance of shares upon exercise of options to employees	1,389	504	464
Issue of shares to non-controlling interests			50
Net cash provided by (used in) financing activities	25,006	(3,968)	(2,783)
Effect of exchange rate changes on cash and cash equivalents	168	(2,170)	(2,497)
Increase (decrease) in cash and cash equivalents	(7,627)	5,717	(10,633)
Cash and cash equivalents at the beginning of the year	27,319	21,602	32,235
Cash and cash equivalents at the end of the year	19,692	27,319	21,602
Cash paid during the year for:
Interest	27	116	166
Income taxes	$ 1,677	$ 753	$ 516